N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Solutions New Jersey Institutions of Higher Ed.
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(3.38%)
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanCenturyEquityIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(3.14%)
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanCenturyGinnieMaeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US FundIntermediate Government
Portfolio Company Name [Text Block]	American Century Ginnie Mae Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(11.72%)
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.09%)
Premier Solutions New Jersey Institutions of Higher Ed. | DelawareIvySmallCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Delaware Ivy Small Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(27.65%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Premier Solutions New Jersey Institutions of Higher Ed. | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US FundIntermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.59%